S-K 1602, SPAC Registered Offerings	Oct. 14, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
De-SPAC Consummation Timeframe, How Extended [Text Block]

We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we are unable to complete our initial business combination within 24 months from the closing of this offering and we do not seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination, or by such earlier liquidation date as our board of directors may approve, we will redeem 100% of the Class A ordinary shares sold in this offering at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes paid and payable), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.

De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

While we may pursue an acquisition opportunity in any business, industry, sector or geographical location, we intend to focus on industries that complement our management team’s background, and to capitalize on the ability of our officers and directors to identify and acquire a business or businesses consistent with the experience of our management team and affiliates of our sponsor. We therefore intend to focus on potential target companies primarily in the financial services, digital assets, healthcare, real estate services, technology and software industries.

Further, our efforts to identify a prospective target business will not be limited to any characteristics, although we expect to favor potential target companies with certain characteristics which include, but are not limited to, positive long term growth prospects, competitive advantages, consolidation opportunities, recurring revenue or the potential for recurring revenue, opportunities for operational improvement and attractive margins or the potential for attractive margins.

These criteria are not intended to be exhaustive or exclusive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. A potential target company may not have all or any of the characteristics described above.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement shares must be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement shares, $200,000,000 (or $230,000,000 if the underwriters’ over-allotment option is exercised in full), or $10.00 per public share in either case, will be placed into a trust account in the United States at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 200,000,000
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	we will have only 24 months from the closing of this offering, or by such earlier or later liquidation date as our board of directors or shareholders may approve, to complete our initial business combination.
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of our Initial Business Combination

We will provide our public shareholders with the opportunity, regardless of whether they abstain, vote for, or vote against, our initial business combination, to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of the initial business combination including interest earned on the funds held in the trust account and not previously released to us to pay our taxes, divided by the number of then issued and outstanding public shares, subject to the limitations described herein. The redemption price is initially anticipated to be approximately $10.00 per public share. Our sponsor, officers and directors will enter into a letter agreement with us, pursuant to which they will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the completion of our initial business combination.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity, regardless of whether they abstain, vote for, or vote against, our initial business combination, to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the initial business combination or (ii) by means of a tender offer.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)    duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty to exercise powers fairly as between different sections of shareholders;

(v)    duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)   duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

All of our officers are employed by Cantor or its affiliates. Cantor is continuously made aware of potential business opportunities, one or more of which we may desire to pursue for an initial business combination. While Cantor will not have any duty to offer acquisition opportunities to us, Cantor may become aware of a potential transaction that is an attractive opportunity for us, which Cantor may decide to share with us. In addition, our officers and directors may have a duty to offer acquisition opportunities to other entities to which they owe duties or clients of affiliates of our sponsor or our officers or directors.

As a result, affiliates of our sponsor, officers or directors and their respective clients may compete with us for acquisition opportunities in the same industries and sectors as we may target for our initial business combination. If any of them decide to pursue any such opportunity, we may be precluded from procuring such opportunity. In addition, investment ideas generated within Cantor, including by any of our officers and other persons who may make decisions for the company, may be suitable both for us and for affiliates of our sponsor, officers or directors or any of their respective clients, and will be directed initially to such persons rather than to us, subject to the fiduciary duties of our directors and officers under Cayman Islands Law. Neither Cantor nor members of our management team who are also employed by Cantor or any of its affiliates have any obligation to present us with any opportunity for a potential business combination of which they become aware unless it is offered to them solely in their capacity as a director or officer of our company and such opportunity is one we are permitted to undertake and would otherwise be reasonable for us to pursue, subject to their contractual and fiduciary obligations to other parties.

Our sponsor, officers and directors, Cantor and their affiliates may sponsor, form or participate in the formation of, or become an officer or director of, invest or otherwise become affiliated with, other blank check companies, including in connection with their initial business combinations, or may pursue other business or investment ventures, even prior to us entering into a definitive agreement for our initial business combination or completing our initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. In particular, certain of our executive officers and directors also serve as executive officers or directors of the Active Cantor SPACs, each of which is focused on searching for businesses in industries similar to the industries in which our search is focused. The Active Cantor SPACs may compete with us for business combination opportunities. If an Active Cantor SPAC decides to pursue any such opportunity, we may be precluded from pursuing such opportunity.

Additionally, certain of our officers and directors are employed by Cantor and we, our sponsor, and CF&Co. are all affiliates of Cantor. As a result, certain of our officers and directors may have direct or indirect interests in the following renumeration:

(i)     CF&Co. will be entitled to an underwriting discount of $4,000,000 upon closing of this offering;

(ii)    CF&Co. will be entitled to the Marketing Fee of $7,000,000 (or up to $8,650,000 if the underwriters’ over-allotment option is exercised in full) only if we consummate an initial business combination;

(iii)   CF&Co. will be entitled to such other fees as we may agree to pay CF&Co. in connection with any additional financial advisory, placement agency or other similar investment banking services it may provide to us in the future;

(iv)   Our sponsor will be entitled, upon consummation of our initial business combination, to repayment of the up to $1,750,000 loan commitment made by our sponsor for working capital and any other working capital loans made by our sponsor or any of its affiliates, which loans are also convertible at our sponsor’s option into Class A ordinary shares at $10.00 per share;

(v)    Our sponsor is entitled to reimbursement of $10,000 per month for office space, administrative and shared personnel support services made available to us and our sponsor and our officers and directors will be entitled to reimbursement for any out-of-pocket expenses incurred by them related to the identification, investigation and completion of our initial business combination; and

(vi)   Our sponsor owns 5,750,000 founder shares (up to 750,000 of which are subject to forfeiture by our sponsor depending on the extent to which the underwriters’ over-allotment option is exercised) and our sponsor has agreed to purchase the private placement shares and if we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier or later liquidation date as our board of directors or shareholders may approve, the 5,750,000 founder shares and the 500,000 private placement shares may be worthless.

Our sponsor paid a nominal purchase price of $25,000 for the founder shares, or approximately $0.004 per share. As a result, our sponsor is likely to be able to recoup its investment in us and make a substantial profit on that investment even if our public shares, which are being purchased for $10.00 per share, have lost significant value. Accordingly, our directors and management team, some of whom own indirect interests in our sponsor, may have an economic incentive that differs from that of the public shareholders to pursue and consummate an initial business combination rather than to liquidate and to return all of the cash in the trust to the public shareholders, even if that business combination were with a riskier or less-established target business.

The low price that our sponsor paid for the founder shares (approximately $0.004 per share) creates an incentive whereby our sponsor could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier or later liquidation date as our board of directors or shareholders may approve, the founder shares and private placement shares may be worthless, except to the extent the holders thereof receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor and our executive officers and directors who have an ownership interest in or are employed by Cantor to complete a transaction, even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity, including the Active Cantor SPACs or to clients of Cantor or other affiliates of our sponsor or our officers or directors, subject to their fiduciary duties under Cayman Islands law. Accordingly, they may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. For example, a business combination opportunity may be suitable for an Active Cantor SPAC and us and our officers and directors who are officers and directors of such Active Cantor SPAC may, subject to their fiduciary duties under Cayman Islands law, choose to direct such opportunity to such Active Cantor SPAC before presenting it to us, meaning we could find less suitable acquisition opportunities and could limit our ability to find a business combination that we find attractive. However, based on the existing relationships of our sponsor and our directors and officers, the fact that we may consummate a business combination with a target in a wide range of industries, as well as the experiences of certain of our directors and officers and affiliates of our sponsor with the Prior Cantor SPACs, we do not believe that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing initial business combination opportunities could cause our directors and executive officers to prioritize one initial business combination opportunity over another initial business combination opportunity even if the latter opportunity was with a more financially stable target. For example, if two targets are being evaluated by our management team, one of which has a better risk or financial stability profile for our public shareholders but may take a longer time to diligence and complete the initial business combination process, our management team may decide to choose what they believe to be the quicker and more certain initial business combination despite its less favorable risk or financial stability profile for our public shareholders, as the members of our management team that have a financial interest in us would not receive any financial benefit from such interest unless we consummated an initial business combination. Additionally, if members of our management team form other SPACs with similar investment objectives as ours or pursue other business or investment ventures during the period in which we are seeking an initial business combination, the consideration to be paid, terms, conditions and timing relating to the initial business combinations of such other SPACs or of the activities of such other ventures, and the level of attention paid by members of our management team to them versus the level of attention paid to us, may conflict in a way that is unfavorable to us. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular initial business combination opportunity are appropriate and in our shareholders’ best interest, which could negatively impact the timing for our initial business combination.

In order to minimize potential conflicts of interest which may arise from multiple affiliations with SPACs sponsored by affiliates of Cantor, unless a business combination opportunity is expressly offered to us or to one of our directors or officers solely in his or her capacity as our director and/or officer and such opportunity is one we are permitted to undertake and would otherwise be reasonable for us to pursue, subject to their other legal obligations, we expect that our officers and directors who are also officers and/or directors of any of the Active Cantor SPACs or any other SPACs sponsored by affiliates of Cantor will present suitable target businesses to us and the other applicable SPACs based on which SPAC went public first and taking into account any contractual restrictions applicable to each such SPAC and other reasonable considerations (such as the amount in trust of each applicable SPAC at such time, whether an initial business combination opportunity is possible or suitable for a SPAC to pursue, and whether an initial business combination with such target business can realistically be consummated in the time remaining for each such SPAC).

Conflicts may arise from Cantor’s affiliation with us, their or their affiliates’ provision of services both to us, the Active Cantor SPACs, if applicable, and to third-party clients, as well as from actions undertaken by Cantor for its own account. CF&Co. is often engaged as a financial advisor, or placement agent, to corporations and other entities and their directors and managers in connection with the sale of those entities, their assets or their subsidiaries. Alternatively, CF&Co., or another affiliate of our sponsor, may be a financial advisor to a target business that we pursue a business combination with and CF&Co., or another affiliate of our sponsor, may receive fees from the target business in connection with a business combination. CF&Co. also represents potential buyer’s businesses and may be incentivized or obligated to direct an opportunity to one of these buyers in lieu of us, thereby eliminating or reducing the investment opportunities available to us. For example, CF&Co. is engaged by each Active Cantor SPAC in connection with the marketing of a business combination by such Active Cantor SPAC. CF&Co. may be engaged from time to time by the Active Cantor SPACs to provide financial advisory and placement agency services in connection with such business combination.

The potential conflicts described above may limit our ability to enter into a business combination or other transactions. These circumstances could give rise to numerous situations where interests may conflict. There can be no assurance that these or other conflicts of interest with the potential for adverse effects on the Company and investors will not arise.

In addition to the direct or indirect interests in receiving the renumeration set forth above, potential investors should also be aware of the following other potential conflicts of interest:

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

•        Our initial shareholders will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders will agree to waive their redemption rights with respect to any founder shares or private placement shares held by them if we fail to consummate our initial business combination within 24 months after the closing of this offering or by such earlier or later liquidation date as our board of directors or shareholders may approve. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement shares held in the trust account will be used to fund the redemption of our public shares. With certain limited exceptions, the founder shares will not be transferable, assignable by our sponsor until the earlier of: (A) one year after the completion of our initial business combination or (B) subsequent to our initial business combination, (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. With certain limited exceptions, the private placement shares will not be transferable, assignable or saleable by our sponsor or its permitted transferees until 30 days after the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own ordinary shares following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Our sponsor, officers or directors may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our sponsor or an affiliate of our sponsor or any of our officers or directors to finance transaction costs in connection with an intended initial business combination.

•        We may engage CF&Co., or another affiliate of our sponsor, as a financial advisor in connection with our initial business combination and/or placement agent for any securities offering to occur concurrently with our initial business combination and pay such affiliate a customary financial advisory and/or placement agent fee in an amount that constitutes a market standard financial advisory or placement agent fee for comparable transactions.

•        Furthermore, we may acquire a target company that has engaged CF&Co., or another affiliate of our sponsor, as a financial advisor, and such target company may pay such affiliate a financial advisory fee in connection with our initial business combination.

The conflicts described above may not be resolved in our favor.

Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Individual	Entity	Entity’s Business	Affiliation
Brandon G. Lutnick	Cantor Fitzgerald, L.P.(1)	Financial holding company	Chairman and Chief Executive Officer
	Cantor Equity Partners, Inc.(2)	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners I, Inc.(3)	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners II, Inc.	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners III, Inc.	Blank check company	Chairman and Chief Executive Officer
Individual	Entity	Entity’s Business	Affiliation
	Cantor Equity Partners IV, Inc.	Blank check company	Chairman and Chief Executive Officer
	BGC Group, Inc.	Public company — financial services	Director
Jane Novak	Cantor Fitzgerald, L.P.(1)	Financial holding company	Managing Director
	Cantor Equity Partners, Inc.(2)	Blank check company	Chief Financial Officer
	Cantor Equity Partners I, Inc.(3)	Blank check company	Chief Financial Officer
	Cantor Equity Partners II, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners III, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners IV, Inc.	Blank check company	Chief Financial Officer
Danny H. Salinas	Cantor Fitzgerald, L.P.(1)	Financial holding company	Chief Financial Officer
	Cantor Equity Partners, Inc.(2)	Blank check company	Director
	Cantor Equity Partners I, Inc.(3)	Blank check company	Director
	Cantor Equity Partners II, Inc.	Blank check company	Director
	Cantor Equity Partners III, Inc.	Blank check company	Director
	Cantor Equity Partners IV, Inc.	Blank check company	Director
Dr. Mukesh Prasad	Innova Capital Partners	Investment firm	Founder and Co-Managing Partner

(1)      Includes direct and indirect subsidiaries of Cantor Fitzgerald, L.P. including entities that are not wholly-owned, directly or indirectly, by Cantor Fitzgerald, L.P.

(2)      CEP entered into a definitive agreement with respect to its initial business combination in April 2025 with Twenty One. Accordingly, it is not expected that any conflicts of interest will arise as a result of the affiliation with this entity unless the business combination with Twenty One is not consummated for any reason.

(3)      CEP I entered into a definitive agreement with respect to its initial business combination in July 2025 with BSTR. Accordingly, it is not expected that any conflicts of interest will arise as a result of the affiliation with this entity unless the business combination with BSTR is not consummated for any reason.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per Class A ordinary share and our net tangible book value per Class A ordinary share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” on page 97 for more information.

As of June 30, 2025
Offering Price of $10.00 per Class A ordinary share	25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.58	$6.98	$3.02	$6.01	$3.99	$4.09	$5.91	$(1.34)	$11.34

Assuming No Exercise of Over-Allotment Option
$7.57	$6.98	$3.02	$6.01	$3.99	$4.10	$5.90	$(1.26)	$11.26

SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Cantor EP Holdings V, LLC	5,000,000 Class B ordinary shares (or up to 5,750,000 Class B ordinary shares if the underwriters’ over-allotment option is exercised in full)	$25,000 (or approximately $0.004 per founder share)
	500,000 private placement shares	$5,000,000
	Up to $300,000	Loan of the same amount to pay for expenses of this offering
	$10,000 per month	Office space, administrative and shared personnel support services
	Up to $1,750,000 in committed working capital loans and any additional loans, which loans will be convertible into Class A ordinary shares at a price of $10.00 per share	Working capital loans to finance transaction costs in connection with an initial business combination
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Incurrence of expenses by the sponsor or its affiliates on our behalf
Additional Class A ordinary shares upon conversion of the Class B ordinary shares pursuant to the anti-dilution rights of the Class B ordinary shares

The Class B ordinary shares will automatically convert into non-redeemable Class A ordinary shares in connection with the consummation of our initial business combination or at any time and from time to time at the option of the holder thereof, on a one-for-one basis, subject to adjustment for share sub-divisions, share dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold pursuant to this offering and related to the closing of the initial business combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares issued and outstanding upon the completion of this offering (not including the private placement shares) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination).

Additional Class B ordinary shares if we increase or decrease the size of the offering

If we increase or decrease the size of the offering, we will effect a share dividend or a share contribution back to capital or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount so that the founder shares will continue to represent 20% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private placement shares), which could cause dilution to our other shareholders. Such dilution could materially increase to the extent that the anti-dilution provision of the founder shares results in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the founder shares at the time of our initial business combination to maintain the number of founder shares at 20%.

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Cantor Fitzgerald & Co.	$4,000,000	Underwriting fee
	$7,000,000 (or up to $8,650,000 if the underwriters’ over-allotment option is exercised in full)	Business combination marketing fee
	Undetermined	Other investment banking services provided including financial advisory and placement agent fees
Independent directors	$50,000 per year paid quarterly	Director services

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
	As of June 30, 2025
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit per share before this offering	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Increase per share attributable to public shareholders	7.57	7.58	6.98	6.98	6.01	6.01	4.10	4.09	(1.26)	(1.34)
Pro forma net tangible book value per share after this offering and the sale of the private placement shares	7.57	7.58	6.98	6.98	6.01	6.01	4.10	4.09	(1.26)	(1.34)
Dilution per share to public shareholders	$2.43	$2.42	$3.02	$3.02	$3.99	$3.99	$5.90	$5.91	$11.26	$11.34
Percentage of dilution to public shareholders	24.3%	24.2%	30.2%	30.2%	39.9%	39.9%	59.0%	59.1%	112.6%	113.4%

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of June 30, 2025
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(3,991)	$(3,991)	$(3,991)	$(3,991)	$(3,991)	$(3,991)	$(3,991)	$(3,991)	$(3,991)	$(3,991)
Net proceeds from this offering and the sale of private placement shares(1)	200,250,000	230,250,000	200,250,000	230,250,000	200,250,000	230,250,000	200,250,000	230,250,000	200,250,000	230,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	1,436	1,436	1,436	1,436	1,436	1,436	1,436	1,436	1,436	1,436
Less: Business combination marketing fee	(7,000,000)	(8,650,000)	(7,000,000)	(8,650,000)	(7,000,000)	(8,650,000)	(7,000,000)	(8,650,000)	(7,000,000)	(8,650,000)
Less: Over-allotment liability	(168,000)	—	(168,000)	—	(168,000)	—	(168,000)	—	(168,000)	—
Less: Amounts paid for redemptions(2)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
Total	$193,079,445	$221,597,445	$143,079,445	$164,097,445	$93,079,445	$106,597,445	$43,079,445	$49,097,445	$(6,920,555)	$(8,402,555)

Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment option is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private placement shares	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000	500,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
Total	25,500,000	29,250,000	20,500,000	23,500,000	15,500,000	17,750,000	10,500,000	12,000,000	5,500,000	6,250,000

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $4,000,000 in the aggregate. See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct repurchases in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, officers or any of their respective affiliates may purchase public shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our public shares prior to the completion of our initial business combination, the number of public shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of our Shares.”

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Cantor EP Holdings V, LLC	5,000,000 Class B ordinary shares (or up to 5,750,000 Class B ordinary shares if the underwriters’ over allotment-option is exercised in full)	$25,000 (or approximately $0.004 per founder share)
	500,000 private placement shares	$5,000,000
	Up to $300,000	Loan of the same amount to pay for expenses of this offering
	$10,000 per month	Office space, administrative and shared personnel support services
	Up to $1,750,000 in committed working capital loans and any additional loans, which loans will be convertible into Class A ordinary shares at a price of $10.00 per share	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Incurrence of expenses by the sponsor or its affiliates on our behalf
Additional Class A ordinary shares upon conversion of the Class B ordinary shares pursuant to the anti-dilution rights of the Class B ordinary shares

The Class B ordinary shares will automatically convert into non-redeemable Class A ordinary shares in connection with the consummation of our initial business combination or at any time and from time to time at the option of the holder thereof, on a one-for-one basis, subject to adjustment for share sub-divisions, share dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities,

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

are issued or deemed issued in excess of the amounts sold pursuant to this offering and related to the closing of the initial business combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares issued and outstanding upon the completion of this offering (not including the private placement shares) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination).

Additional Class B ordinary shares if we increase or decrease the size of the offering

If we increase or decrease the size of the offering, we will effect a share dividend or a share contribution back to capital or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount so that the founder shares will continue to represent 20% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private placement shares), which could cause dilution to our other shareholders. Such dilution could materially increase to the extent that the anti-dilution provision of the founder shares results in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the founder shares at the time of our initial business combination to maintain the number of founder shares at 20%.

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Cantor Fitzgerald & Co.	$4,000,000	Underwriting fee
	$7,000,000 (or up to $8,650,000 if the underwriters’ over-allotment option is exercised in full)	Business combination marketing fee
	Undetermined	Other investment banking services provided including financial advisory and placement agent fees
Independent directors	$50,000 per year paid quarterly	Director services